Cost of Sales	6 Months Ended
Jun. 30, 2019
Cost of Sales [Abstract]
Cost of Sales
Cost of sales

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

Cash operating costs	1,081	1,208	2,356
Royalties	59	68	135
Other cash costs	6	5	14
Total cash costs	1,146	1,281	2,505
Retrenchment costs	2	2	4
Rehabilitation and other non-cash costs	26	(3)	20
Amortisation of tangible assets	273	294	625
Amortisation of right of use assets	21	—	—
Amortisation of intangible assets	2	3	5
Inventory change	26	25	14
	1,496	1,602	3,173